Condensed Consolidated Statements of Operations and Comprehensive Loss (Unaudited) - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023	Dec. 31, 2023	Dec. 31, 2022
Income Statement [Abstract]
Revenues				$ 77
Costs and expenses:
Cost of revenues				18
Research and development expenses	$ 3,236	$ 3,599	15,668	16,746
General and administrative expenses	4,385	3,199	14,078	7,659
Total expenses	7,621	6,798	29,746	24,423
Loss from operations	(7,621)	(6,798)	(29,746)	(24,346)
Other income (expense):
Interest expense (including related party amounts of $698 and $33 for the three months ended March 31, 2024 and 2023, respectively)	(1,069)	(34)	(745)	(2,306)
Change in fair value of convertible promissory notes and convertible promissory notes due to related parties (including related party amounts of $12 and $4 for the years ended December 31, 2023 and 2022, respectively)	(478)		(1,043)	(177)
Loss on issuance of forward purchase contract			(24,475)
Loss on amendment of forward purchase contracts	(396)		(442)
Loss on issuance of convertible bridge loans (including related party amounts of $74 and zero for the three months ended March 31, 2024 and 2023, respectively)	(729)
Gain on amendment of PIPE warrant agreement	679
Change in fair value of forward purchase derivative liabilities	535		(9,784)
Change in fair value of derivative warrant liabilities	3,716		(13,503)
Change in fair value of convertible 12% promissory notes	(478)
Change in fair value of legacy convertible notes		(1,501)
Transaction costs expensed			(3,329)
Other income (loss), net	(19)	11	120	82
Net loss before provision for income taxes	(5,382)	(8,322)	(82,947)	(26,747)
Provision for income taxes			(7)	(7)
Net loss and comprehensive loss	$ (5,382)	$ (8,322)	$ (82,954)	$ (26,754)
Weighted-average common shares outstanding, basic (in Shares)	21,935,679	13,313,132	15,426,908	6,356,348
Net loss per share, basic (in Dollars per share)	$ (0.25)	$ (0.63)	$ (5.38)	$ (4.21)